Property, Plant And Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

6. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, including coal properties and mine development and construction costs, as of December 31, 2013 and 2012 are summarized by major classification as follows:

		December 31,
	Useful Lives	2013	2012
		(in thousands)
Land and land improvements		$ 35,078	$ 34,978
Mining and other equipment and related facilities	2 - 20 Years	302,114	297,615
Mine development costs	1 - 15 Years	73,344	67,045
Coal properties	1 - 15 Years	238,975	240,368
Oil and natural gas properties		8,093	8,182
Construction work in process		17,104	5,216
Total		674,708	653,404
Less accumulated depreciation, depletion and amortization		(249,718)	(219,613)
Net		$ 424,990	$ 433,791

The Partnership’s proportionate share of oil and natural gas properties not subject to amortization as of December 31, 2013 and 2012 are summarized as follows (Note: the Utica Shale oil and natural gas properties detailed below are reclassified within the non-current assets held for sale total included in the consolidated statements of financial position due to the sale of the Partnership’s Utica Shale assets as described in Note 3):

December 31,
	2013	2012
(in thousands)
Acquisition costs	$ 30,430	$ 32,175
Exploration costs	-	-
Development costs	-	-
Total	$ 30,430	$ 32,175

Depreciation expense for mining and other equipment and related facilities, depletion expense for coal and oil and natural gas properties, amortization expense for mine development costs, amortization expense for intangible assets and amortization expense for asset retirement costs for the years ended December 31, 2013, 2012 and 2011 was as follows:

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Depreciation expense-mining and other equipment and related facilities	$ 31,510	$ 32,685	$ 26,467
Depletion expense for coal properties (1)	5,387	5,784	5,140
Depletion expense for oil and natural gas properties	47	-	-
Amortization expense for mine development costs	2,520	2,180	3,322
Amortization expense for intangible assets	80	80	65
Amortization expense for asset retirement costs	83	545	1,331
Total	$ 39,627	$ 41,274	$ 36,325

(1) Depletion expense for the Partnership’s Utica Shale oil and natural gas properties are reclassified to Income from discontinued operations line in the consolidated statements of operations and comprehensive income due to the sale of the Partnership’s Utica shale assets as described in Note 3.

Sale of Land Surface Rights

In December 2012, the Partnership completed the sale of the surface rights to approximately 134 acres located in Harrison County, Ohio for approximately $1.5 million.  The Partnership recorded a gain of approximately $1.5 million related to this sale that is included on the (Gain) loss on sale/acquisition of assets, net line of the Partnership’s consolidated statements of operations and comprehensive income.

Sale of Triad Operations

In August 2012, the Partnership sold the operations and tangible assets of its roof bolt manufacturing company, Triad Roof Support Systems, LLC (“Triad”), to a third party for $0.5 million of cash consideration. As part of the sale, the Partnership retained the rights to certain intellectual property and entered into an exclusive license and option to purchase agreement for this intellectual property with the same third party for potential additional cash consideration. The Partnership has not recorded any portion of this additional consideration since this amount is contingent upon the third party determining the viability of the related intellectual property to their specifications. In connection with the purchase of Triad in 2009, the Partnership had recorded approximately $0.2 million of goodwill. Since the Partnership disposed of the entire operations and fixed assets of the Triad reporting unit, the goodwill was included in the carrying amount of the Triad reporting unit to determine the $0.2 million gain that was recorded on the sale of this reporting unit.  This gain is included on the (Gain) on sale/disposal of assets, net line of the Partnership’s consolidated statements of operations and comprehensive income.

Sale of Mining Assets

In December 2012, the Partnership sold certain non-core mining assets located in Pike County, Kentucky to a third party for approximately $0.2 million. The transaction also extinguished certain liabilities related to the assets sold. In relation to the sale of these assets and extinguishment of liabilities, the Partnership recorded a gain of approximately $0.9 million, which was higher than the sales amount due to the extinguishment of the liabilities. This gain is included on the (Gain) on sale/disposal of assets, net line of the Partnership’s consolidated statements of operations and comprehensive income.

In February 2012, the Partnership sold certain non-core mining assets located in Pike County, Kentucky to a third party for approximately $0.6 million. The transaction also extinguished certain liabilities related to the assets sold. In relation to the sale of these assets and extinguishment of liabilities, the Partnership recorded a gain of approximately $0.9 million, which was higher than the sales amount due to the extinguishment of the liabilities. This gain is included on the (Gain) on sale/disposal of assets, net line of the Partnership’s consolidated statements of operations and comprehensive income.

In August 2011, the Partnership closed on an agreement to sell and assign certain non-core mining assets and related liabilities located in the Phelps, Kentucky area of the Partnership’s Tug River mining complex for $20 million. The mining assets included leasehold interests and permits to surface and mineral interests that included steam coal reserves and non-reserve coal deposits. Additionally, the sales agreement includes the potential for additional payments of approximately $8.75 million dependent upon the future issuance of certain permits and the commencement of mining activities by the purchaser. These contingent payments are being accounted for as gain contingencies and will be recognized in the future when and if the contingencies are resolved. The transaction also transfers certain liabilities related to the assets sold. In relation to the sale of these assets and transfer of liabilities, the Partnership recorded a gain of approximately $2.4 million, which is included on the (Gain) on sale/disposal of assets, net line of the Partnership’s consolidated statements of operations and comprehensive income.

Long-Lived Asset Impairment

During the fourth quarter of 2013, the Partnership’s management made a strategic decision to permanently close the mining operations at its McClane Canyon complex in Colorado. Since the McClane Canyon complex had been idled at the end of 2010, the Partnership had been actively marketing the coal from this complex to potential buyers, but had not been able to obtain suitable sales contracts. Due to the unfavorable long-term prospects for the coal market in the Colorado area and to avoid the ongoing costs that were being incurred to temporarily idle this complex, the Partnership’s management made the decision to permanently close this operation at the end of 2013. While a portion of the equipment from this operation was relocated to other operating locations, the Partnership incurred an impairment charge of approximately $1.7 million during 2013 related to specific property, plant and equipment, which is included on the Asset impairment loss line of the Partnership’s consolidated statements of operations and comprehensive income.